Schedule of cash-generating units in goodwill (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Goodwill	$ 228,990,580
VIS Group [Member]
IfrsStatementLineItems [Line Items]
Goodwill	51,843,343
Vega Group [member]
IfrsStatementLineItems [Line Items]
Goodwill	82,609,428
Connect Simple [member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 94,537,809